Earnings per common share (Tables)	6 Months Ended
Sep. 30, 2023
Computation of Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per common share for the six months ended September 30, 2022 and 2023:

	Six months ended September 30,
	2022	2023

	(in millions of yen)
Net income (loss):
Net income (loss) attributable to MHFG common shareholders	(378,877)	307,013

Effect of dilutive securities	—	—

Net income (loss) attributable to common shareholders after assumed conversions	(378,877)	307,013

	Six months ended September 30,
	2022	2023

	(thousands of shares)
Shares:
Weighted average common shares outstanding	2,536,315	2,535,971

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs (Note)	—	449

Weighted average common shares after assumed conversions	2,536,315	2,536,421

	Six months ended September 30,
	2022	2023

	(in yen)
Earnings per common share:
Basic net income (loss) per common share	(149.38)	121.06

Diluted net income (loss) per common share (Note)	(149.38)	121.04

Note:
For the six months ended September 30, 2022, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the six months ended September 30, 2022, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be antidilutive due to net loss.